PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 7,125	$ 6,269
Accumulated depreciation	4,102	3,008
Depreciated cost	3,023	3,261	$ 2,701
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,132	1,065
Accumulated depreciation	937	786
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	272	272
Accumulated depreciation	238	225
Trade equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	0	0
Accumulated depreciation	0	0
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	211	210
Accumulated depreciation	205	201
Equipment held by customer [Member]
Property, Plant and Equipment [Line Items]
Cost	5,510	4,722
Accumulated depreciation	$ 2,722	$ 1,796